Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows:

	North America	Europe	Total
		(In thousands)
Balance at December 31, 2012	$600,316	$165,270	$765,586
Foreign currency translation	—	(4,938)	(4,938)

Balance at March 31, 2013	$600,316	$160,332	$760,648

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of March 31, 2013 and December 31, 2012 are as follows:

	March 31,			December 31,
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount`
	(In thousands)
Intangible assets with indefinite lives:
Trademarks (1)	$348,130	$—	$348,130	$350,725	$—	$350,725
Intangible assets with finite lives:
Customer-related and other	37,719	(15,237)	22,482	37,644	(14,714)	22,930
Trademarks	968	(962)	6	968	(962)	6

Total	$386,817	$(16,199)	$370,618	$389,337	$(15,676)	$373,661

(1)	The decrease in the carrying amount of intangible assets between December 31, 2012 and March 31, 2013 is the result of foreign currency translation adjustments.

Amortization expense on finite-lived intangible assets for the three months ended March 31, 2013 and 2012 was $0.7 million and $0.6 million, respectively. Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2013	$2.9
2014	2.9
2015	2.8
2016	2.5
2017	2.5

6. Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at December 31, 2010	$600,316	$165,675	$765,991
Foreign currency translation	—	(3,655)	(3,655)

Balance at December 31, 2011	$600,316	$162,020	$762,336
Foreign currency translation	—	3,250	3,250

Balance at December 31, 2012	$600,316	$165,270	$765,586

There are no accumulated goodwill impairment charges related to goodwill during 2012, 2011, or 2010.

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of December 31, 2012 and 2011 are as follows:

	December 31,
	2012			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks(1)	$350,725	$—	$350,725	$349,041	$—	$349,041
Intangible assets with finite lives:
Customer-related and other	37,644	(14,714)	22,930	36,593	(12,061)	24,532
Trademarks	968	(962)	6	968	(960)	8

Total	$389,337	$(15,676)	$373,661	$386,602	$(13,021)	$373,581

(1)	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.

Amortization expense on intangible assets for the years ended December 31, 2012, 2011, and 2010 was $2.5 million, $2.6 million, and $2.6 million, respectively. Estimated intangible asset amortization expense is $2.6 million for 2013 through 2014 and $2.5 million for 2015 through 2017.